21 Taxes payable (Tables)	12 Months Ended
Dec. 31, 2020
Taxes Payable
Schedule of taxes payable
	2020	2019

Brazil
IPI	125,338	58,945
ICMS	403,422	184,728
PIS and COFINS	284,944	150,664
Other	43,560	37,857

Other countries
Value-added tax	16,027	11,933
Other	80,768	8,112
Total	954,059	452,239

Current liabilities	952,689	322,886
Non-current liabilities	1,370	129,353
Total	954,059	452,239